Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Effective Tax Rate [Line Items]
Corporation tax rate	19.00%		20.00%
Restatement Adjustments
Disclosure Of Reconciliation Of Effective Tax Rate [Line Items]
Corporation tax rate		19.00%